Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dreamstart [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,611,256	$ 1,187,922	$ 0
CBG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	208,330	391,800	0
JG Fashion [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	207,461	309,473	0
LU And Co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 9,402	$ 0	$ 0